Sales/transfer of receivables - Summary of Variable Interest Entity Not Primary Beneficiary Disclosures (Detail) $ in Thousands, ₨ in Millions	Mar. 31, 2025 INR (₨)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 INR (₨)	Mar. 31, 2023 INR (₨)
Assets:
Assets	₨ 48,187,671.1	$ 564,060,300	₨ 44,118,573.0	₨ 25,755,624.0
Liabilities:
Liabilities	39,564,780.1	463,125,100	36,232,390.2
Variable Interest Entity, Primary Beneficiary [Member]
Assets:
Assets	183,400.0
Liabilities:
Liabilities	183,400.0
Maximum exposure to loss	30,369.3	355,500
Debt interests	17,879.9	209,300
Commitments, Guarantees, Others	12,489.4	146,200	0.0
Variable Interest Entity, Primary Beneficiary [Member] | Long-term debt [Member]
Liabilities:
Liabilities	165,476.8	1,937,000
Variable Interest Entity, Primary Beneficiary [Member] | Accrued expenses and other liabilities [Member]
Liabilities:
Liabilities	108.1	1,300
Variable Interest Entity, Primary Beneficiary [Member] | Loans [Member]
Assets:
Assets	183,356.8	2,146,300	₨ 0.0
Variable Interest Entity, Primary Beneficiary [Member] | Other Assets [Member]
Assets:
Assets	₨ 108.1	$ 1,300